Shareholder Report, Average Annual Return (Details)		12 Months Ended		60 Months Ended	96 Months Ended	120 Months Ended
	Oct. 31, 2016	Oct. 31, 2024	Oct. 31, 2014	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000174813
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Acadian Emerging Markets Portfolio, I Class Shares
C000015706
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Acadian Emerging Markets Portfolio, Investor Class Shares
C000174812
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Acadian Emerging Markets Portfolio, Y Class Shares
Without Sales Load [Member] | C000174813
Average Annual Return [Line Items]
Average Annual Return, Percent		29.15%		7.79%	6.97%
Without Sales Load [Member] | C000015706
Average Annual Return [Line Items]
Average Annual Return, Percent		28.86%		7.57%		4.56%
Without Sales Load [Member] | C000174812
Average Annual Return [Line Items]
Average Annual Return, Percent		29.05%		7.74%	6.92%
MSCI Emerging Markets Index (Gross) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Gross) (USD)
Average Annual Return, Percent		25.95%		4.35%	5.61%
MSCI Emerging Markets Index (Gross) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets Index (Gross) (USD)
Average Annual Return, Percent		25.95%		4.35%		3.83%
MSCI Emerging Markets Index (Gross) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Gross) (USD)
Average Annual Return, Percent		25.95%		4.35%	5.61%